Other assets - Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jun. 30, 2024
Other assets
Right of return assets	€ 9,658	€ 13,205
Current VAT receivables	968
Prepaid expenses	3,361	4,233
Receivables from payment service providers	1,123	1,086
Advance payments	1,984	2,582
Deposits	31	152
DDP duty drawbacks	8,463	14,352
Other current assets	8,396	9,696
Total other assets	€ 33,983	€ 45,306